                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

                      Delaware Limited-Term Government Fund
                                  (the "Fund")

                      Supplement to the Fund's Prospectuses
                              dated April 30, 2007

Effective  May 24,  2007,  Paul  Grillo and Roger A.  Early will have  portfolio management responsibilities for Delaware Limited-Term Government Fund.

The following replaces the biographical information in the section entitled "Who manages the Fund - Portfolio managers."

Paul  Grillo  and Roger A.  Early have  day-to-day  responsibilities  for making investment decisions for the Fund.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA Society of Philadelphia.

                Please keep this Supplement for future reference.

This Supplement is dated May 23, 2007.

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